Capital Stock (Q3)	9 Months Ended
Sep. 30, 2020
Capital Stock [Abstract]
Capital Stock
(3) Capital Stock

Common Stock

On July 1, 2020, the Company issued 6,511 shares of common stock in the aggregate to the Company’s three directors and CFO and interim CEO.

On October 2, 2020, the Company issued 4,367 shares of common stock in the aggregate to the Company’s three directors and CFO and interim CEO.

Rights Agreement

Effective March 17, 2017 the Company’s board of directors (the “Board of Directors”) declared a dividend of one right (a “Right”) for each of the Company’s issued and outstanding shares of common stock, $0.001 par value per share (“Common Stock”). The dividend was paid to the stockholders of record at the close of business on March 27, 2017 (the “Record Date”). Each Right entitles the registered holder, subject to the terms of the Rights Agreement dated as of March 16, 2017 (the “Rights Agreement”) between the Company and the Rights Agent, Continental Stock Transfer & Trust Company, to purchase from the Company one one-thousandth of a share of the Company’s Series A Preferred Stock at a price of $1.10 (the “Exercise Price”), subject to certain adjustments.

The purpose of the Rights Agreement is to reduce the risk that the Company’s ability to use its net operating losses to reduce potential future federal income tax obligations would be limited if the Company’s experiences an “ownership change,” as defined in Section 382 of the Internal Revenue Code. A company generally experiences an ownership change if the percentage of its stock owned by its “5-percent shareholders,” as defined in Section 382 of the Tax Code, increases by more than 50 percentage points over a rolling three-year period. The Rights Agreement is designed to reduce the likelihood that the Company will experience an ownership change under Section 382 of the Tax Code by discouraging any person or group from becoming a 4.95% shareholder and also discouraging any existing 4.95% (or more) shareholder from acquiring additional shares of the Company’s stock.

The Rights will not be exercisable until the “Distribution Date”, which is generally defined as the earlier to occur of:(i) a public announcement or filing that a person or group has, become an “Acquiring Person” which is defined as a person or group of affiliated or associated persons or persons acting in concert who, at any time after the date of the Rights Agreement, have acquired, or obtained the right to acquire, beneficial ownership of 4.95% or more of the Company’s outstanding shares of Common Stock; or a person or group currently owning 4.95% (or more) of the Company’s outstanding shares acquires additional shares of the Company’s stock; subject to certain exceptions; or (ii) the commencement of, or announcement of an intention to commence, a tender offer or exchange offer the consummation of which would result in any person becoming an Acquiring Person.

The Rights, unless extended by the Board of Directors were to expire on the earlier of March 16, 2020; or a date the Board of Directors determines by resolution in its business judgment that the Rights Agreement is no longer necessary or appropriate; or in certain other specified circumstances.  On March 16, 2020 the Board of Directors by unanimous resolution acting without meeting determined to extend the expiration date of the Rights Agreement to March 16, 2021 as expressly contemplated by the Rights Agreement.

At any time after any person or group of affiliated or associated persons becomes an Acquiring Person, the Board, at its option, may exchange each Right (other than Rights owned by such person or group of affiliated or associated persons which will have become void), in whole or in part, at an exchange ratio of two shares of Common Stock per outstanding Right (subject to adjustment).

For further information on the Rights Agreement, please refer to the Rights Agreement that was attached in full as an exhibit to the Company’s Form 8-K filed with SEC on March 17, 2017.

On October 20, 2020, the  Board of Directors approved the Company entering into that certain Agreement and Plan of Merger (the “Merger Agreement”), dated October 21, 2020, by and among the Company, Antman Sub, LLC, a wholly owned subsidiary of the Company, and Riley Exploration—Permian, LLC.  Accordingly, the Rights Agreement and the Rights will automatically terminate at the closing of the Merger contemplated by the Merger Agreement pursuant to the terms of the Rights Agreement. (See Note (11) Subsequent Events)

Preferred Stock

Series A Preferred Stock has a par value of $0.0001 and 10,000 shares have been designated.  No shares of Series A Preferred Stock have been issued by the Company pursuant to the Rights Agreement described above or otherwise.